Stock-Based Compensation - Summary of Stock Option Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Options
Beginning balance (in shares)	422,500
Granted (in shares)	172,500	0	0
Forfeited (in shares)	(172,500)
Ending balance (in shares)	422,500	422,500
Vested and expected to vest (in shares)	422,500
Exercisable (in shares)	250,000
Weighted Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 21.49
Granted (in dollars per share)	20.37
Forfeited (in dollars per share)	30.12
Ending balance (in dollars per share)	17.51	$ 21.49
Vested and expected to vest (in dollars per share)	17.51
Exercisable (in dollars per share)	$ 15.53
Weighted Average Remaining Contractual Term
Outstanding at end of period	2 years 9 months 25 days
Vested and expected to vest	2 years 9 months 25 days
Exercisable	4 months 17 days
Aggregate Intrinsic Value
Vested and expected to vest	$ 5
Exercisable	$ 3